Taxation - Tax Effects of Components of Other Comprehensive Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Before tax
Gains/(losses) on equity instruments at fair value through other comprehensive income, Before tax		€ 51
Gains/(losses) on cash flow hedges, Before tax		(70)	€ (62)
Gains/(losses) on other financial instruments, Before tax			1
Remeasurements of defined benefit pension plans, Before tax		(437)	1,620
Currency retranslation gains/(losses), Before tax		(869)	(1,024)
Other comprehensive income, Before tax		(1,325)	535
Tax (charge)/credit
Gains/(losses) on equity instruments at fair value through other comprehensive income, Tax (charge)/credit		0	0
Gains/(losses) on cash flow hedges, Tax (charge)/credit		15	(6)
Gains/(losses) on other financial instruments, Tax (charge)/credit			(8)
Remeasurements of defined benefit pension plans, Tax (charge)/credit		109	(338)
Currency retranslation gains/(losses),Tax (charge)/credit		8	41
Other comprehensive income, Tax (charge)/credit		132	(311)
After tax
Gains/(losses) on equity instruments at fair value through other comprehensive income, After tax	[1]	51
Gains/(losses) on cash flow hedges, After tax		(55)	(68)
Gains/(losses) on other financial instruments, After tax	[1]		(7)	€ (15)
Remeasurements of defined benefit pension plans, After tax		(328)	1,282	(980)
Currency retranslation gains/(losses), After tax		(861)	(983)	€ 217
Other comprehensive income, After tax		€ (1,193)	€ 224

[1]	Classification in 2018 has changed following adoption of IFRS 9. See note 1 for further details.